Income Taxes (Narrative) (Details) (EUR €) In Thousands, unless otherwise specified	12 Months Ended				0 Months Ended	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Jul. 02, 2010 Development And Expansion Incentive [Member]	Dec. 31, 2011 Development And Expansion Incentive [Member]	Dec. 31, 2011 International Headquarters [Member]	Dec. 31, 2011 ASM Front-End Manufacturing Singapore Pte Ltd. [Member]	Dec. 31, 2010 ASM Front-End Manufacturing Singapore Pte Ltd. [Member]	Dec. 31, 2011 ASM Technology Singapore Pte Ltd. [Member]	Dec. 31, 2010 ASM Technology Singapore Pte Ltd. [Member]	Dec. 31, 2011 Singapore And Other Countries [Member]	Dec. 31, 2011 Maximum [Member] ASM Technology Singapore Pte Ltd. [Member]	Dec. 31, 2010 Minimum [Member] ASM Technology Singapore Pte Ltd. [Member]
Income Taxes [Line Items]
Non-taxable income	€ 30,156	€ 18,536	€ 4,870									€ 11,275
Tax exemption period range, years								10		10			10	5
Concessionary tax rate percent					10.00%		5.00%
Tax exemption start date						1 January 2011	1 January 2011		1 April 2005 and 1 July 2008		1 June 2010 and 1 January 2012
Netherlands statutory tax rate	25.00%	25.50%	25.50%
Net operating losses	317,632
Valuation allowance	76,467	149,600
Undistributed earnings of subsidiaries, subject to withholding taxes	63,270
Unrecognized tax benefits that would impact effective tax rate	21,749
Liability of unrecognized tax benefits	€ 21,749	€ 20,057	€ 15,663	€ 14,841